SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2020
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

11.   SUPPLEMENTAL CASH FLOW INFORMATION

	Years ended
	December 31
Changes in non-cash working capital:	2020	2019

Accounts receivable	$(6,393)	$(2,484)
Prepaid expenses and other	(170)	(215)
Trade payables and other	(297)	(1,004)
Dividend payable	—	1,196
Deferred revenue	3,333	—
Changes in non-cash working capital	$(3,527)	$(2,507)

Significant non-cash transactions:
Equity issued for Newmont and Kinross Portfolios (Note 4)	$60,000	$49,000
Settlement of receivables in equity investments	1,519	597

Cash and cash equivalents at the end of the year:
Cash at bank	$7,760	$4,828